Investment Properties - Summary of Investment Properties (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about investment property [line items]
Investment property at beginning of period	¥ 3,064
Investment property at ending of period	9,747	¥ 3,064
Buildings [member]
Disclosure of detailed information about investment property [line items]
Investment property at beginning of period	3,064	1,191
Investment property at ending of period	9,747	3,064
Buildings [member] | Fair value [member]
Disclosure of detailed information about investment property [line items]
Investment property at beginning of period	4,629	2,201
Investment property at ending of period	12,449	4,629
Buildings [member] | Cost [member]
Disclosure of detailed information about investment property [line items]
Investment property at beginning of period	3,366	1,435
Additions	6,875	1,931
Deductions	(14)
Investment property at ending of period	10,227	3,366
Buildings [member] | Accumulated depreciation [member]
Disclosure of detailed information about investment property [line items]
Investment property at beginning of period	(302)	(244)
Charge for the year	(186)	(58)
Deductions	8
Investment property at ending of period	¥ (480)	¥ (302)